FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

In accordance with ASC 820, Fair Value Measurements, financial instruments were measured at fair value using a three-level hierarchy which maximizes use of observable inputs and minimizes use of unobservable inputs:

·   Level 1: Observable inputs such as quoted prices in active markets for identical instruments

·   Level 2: Quoted prices for similar instruments that are directly or indirectly observable in the market

·   Level 3: Significant unobservable inputs supported by little or no market activity.  Financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, for which determination of fair value requires significant judgment or estimation.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. At August 31, 2015 and February 28, 2015, the warrant liability balances of $250,644 and $273,000, respectively, were classified as Level 3 instruments.

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability:

	Note Payable Warrants	Series B Warrants	Total
Fair value at the beginning of period:		$273,000	$273,000
Additions	$150,544		150,544
Change in fair value:		(172,900)	(172,900)
Fair value at end of period:	$150,544	$100,100	$250,644

In connection with the issuance of the Note on July 31, 2015, the Company issued warrants to purchase an aggregate of 43,636 shares of common stock.  These warrants were issued on July 31, 2015, are exercisable at $8.25 per share and expire on July 31, 2020. These warrants contain a full-ratchet anti-dilution price protection provision that requires liability treatment. The fair value of these warrants at August 31, 2015 and July 31, 2015 was determined to be $150,544 as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of August 31 and July 31, 2015 used the following assumptions: (1) stock price of $0.25 and $0.26, respectively; (2) a risk free rate of 1.54%; (3) an expected volatility of 129% and 128%, respectively; and (4) a fundraising event to occur on November 30 2015, that would result in the issuance of additional common stock.

The Series B Warrants contain an adjustment clause affecting the exercise price of the Series B warrants, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the Series B warrants. As a result, we determined that the Series B warrants were not indexed to the Company’s common stock and therefore should be recorded as a derivative liability.

The Series B Warrants were measured at fair value on the issuance date using a Monte Carlo simulation and will be re-measured to fair value at each balance sheet date, and any resultant changes in fair value will be recorded in earnings. The Monte Carlo simulation as of August 31 and February 28, 2015 used the following assumptions: (1) a stock price of $0.25 and $0.70, respectively; (2) a risk free rate of 1.54% and 1.50%, respectively; (3) an expected volatility of 129% and 125%, respectively; and (4) a fundraising event to occur on November 30 and September 30, 2015, respectively, that would result in the issuance of additional common stock.

The recorded value of certain financial assets and liabilities, which consist primarily of cash and cash equivalents, receivables, and accounts payable, accrued expenses and the convertible notes other than the Amended 2013 Notes, approximate the fair value at February 28, 2015 and 2014 based upon the short-term nature of the assets and liabilities.

As of February 28, 2014, the Amended 2013 Notes had a carrying value of $1,320,689, which approximated its fair value based on Level 2 inputs.

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability:

	February 28, 2015	February 28, 2014
Fair value at the beginning of the year:	$-	$-
Issuance of derivative warrant liability (Series B Warrants):	154,700	-
Change in fair value:	118,300	-
Fair value at end of the year:	$273,000	$-

The Series B Warrants were measured at fair value on the issuance date using a Monte Carlo simulation and will be re-measured to fair value at each balance sheet date, and any resultant changes in fair value will be recorded in earnings. The Monte Carlo simulation as of December 31, 2014 used the following assumptions: (1) a stock price of $6.00; (2) a risk free rate of 1.65%; (3) an expected volatility of 123% and (4) a fundraising event to occur on September 30, 2015 that would result in the issuance of additional common stock. The Monte Carlo simulation as of February 28, 2015, used the following assumptions: (1) a stock price of $10.50; (2) a risk free rate of 1.50%; (3) an expected volatility of 125% (4) a fundraising event to occur on September 30, 2015 that would result in the issuance of additional common stock.